34. Finance debt (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Mar. 20, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureFinanceDebtLineItems [Line Items]
Proceeds from financing		$ 17,023	$ 7,464	$ 10,707
US
DisclosureFinanceDebtLineItems [Line Items]
Proceeds from financing		$ 17,023
Description of finance debt and reconciliation		principally reflecting: (i) funds raised from banking market (in Brazil and abroad), in the amount of US$ 3,153, and (ii) use of revolving credit lines, in the amount of US$ 8 billion and (iii) global notes issued in the capital market in the amount of US$ 4,300 of which US$ 2,588 relates to the issue of new bonds maturing in 2031 and US$ 1,712 relates to new bonds issued maturing in 2050.
Description of repaid financial debt	On March 20, 2020, Petrobras draw down its Revolving Credit Lines (RCF), in the amount of US$ 7.6 billion and US$ 698, in order to protect itself from the economic effects arising from the COVID-19 pandemic and the decrease of oil prices.On March 20, 2020, Petrobras draw down its Revolving Credit Lines (RCF), in the amount of US$ 7.6 billion and US$ 698, in order to protect itself from the economic effects arising from the COVID-19 pandemic and the decrease of oil prices.	(i) prepayment of banking loans in the domestic and international market totaling US$ 4,147 and (ii) US$ 9,515 to repurchase of global bonds previously issued by the Company in the capital market, with net premium paid to bond holders amounting to US$ 1,155; (
Repaid financial debt		$ 28,884
Financial settlements cost		2,490
Level I [member] | US
DisclosureFinanceDebtLineItems [Line Items]
Fair value measurement, liabilities		33,236	34,992
Level II [member] | US
DisclosureFinanceDebtLineItems [Line Items]
Fair value measurement, liabilities		$ 28,281	$ 37,809